Morgan Stanley Fundamental Value Fund
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003

Dear Shareholder:

The U.S. equity markets posted modest gains since Morgan Stanley Fundamental Value Fund's inception on October 29, 2002. The period began with the market rallying in October and November, only to decline again in December as geopolitical uncertainties and the rising cost of energy took their toll on the markets. Market volatility continued into the first quarter of 2003, as many companies, while improving their earnings, cut back costs and production at the expense of growth. The market also had to contend with the ever-increasing escalation of tension between the United States and Iraq, which finally erupted in war in mid March.

Performance and Portfolio Strategy

For the period since the Fund's inception on October 29, 2002 ended through March 31, 2003, Morgan Stanley Fundamental Value Fund's Class A, B, C and D shares produced total returns of 0.11 percent, -0.20 percent, -0.24 percent and
0.15 percent, respectively. For the same period (October 29, 2002 - March 31,
2003), the Russell 1000 Value Index(1) produced a total return of -2.55 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

Utilities and energy were the largest contributors to the Fund's performance over the period, specifically Burlington Resources and Conoco Phillips. The Fund also benefited from its health-care weighting. Mylan Labs and AETNA were the two best performing securities in this sector during the period.

Convertibles contributed positively to the Fund's performance. El Paso convertible bond was purchased while it was in a distressed situation, but had the best return of the convertible securities held in the Fund for the period ended March 31, 2003. The Fund's consumer staples holdings detracted from performance over the period. Overall, the Fund's turnover has been relatively low. The Fund's top five holdings as of March 31, 2003 were: Bristol Myers Squibb, Bank America Corporation, Exxon Mobil Corporation, PNC Financial Services Group and Microsoft Corporation.

---------------------
(1)The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Fundamental Value Fund
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003 continued

Looking Ahead

As we enter into the second half of the Fund's fiscal year, the war with Iraq may likely slow the U.S. economy recovery. The rising cost of oil has also placed a damper on economic growth. Until there is more clarity on the world stage as well as with the U.S. economy, the equity market is likely to remain sluggish. However, we believe as the uncertainty lifts and the economic stimulus plan being pushed through Congress is approved, the economy should benefit, which may fuel growth within the equity markets.

We appreciate your ongoing support of Morgan Stanley Fundamental Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Fundamental Value Fund
FUND PERFORMANCE - MARCH 31, 2003

                  TOTAL RETURNS - PERIOD ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
Since Inception 10/29/02     0.11 %(1)  (5.14)%(2)
                 CLASS C SHARES+
--------------------------------------------------
Since Inception 10/29/02    (0.24)%(1)  (1.23)%(2)
                 CLASS B SHARES**
--------------------------------------------------
Since Inception 10/29/02    (0.20)%(1)  (5.17)%(2)
                 CLASS D SHARES++
--------------------------------------------------
Since Inception 10/29/02     0.15 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE, NOT ANNUALIZED.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Common Stocks (79.9%)
              Aerospace & Defense (1.1%)
  14,090      Raytheon Co. ..............  $  399,733
                                           ----------
              Auto Parts: O.E.M. (0.6%)
   3,900      Magna International Inc.
               (Class A) (Canada)........     203,892
                                           ----------
              Beverages: Non-Alcoholic
              (1.9%)
  16,600      Coca-Cola Co. (The)........     671,968
                                           ----------
              Chemicals: Major
              Diversified (1.5%)
  13,760      Dow Chemical Co. (The).....     379,914
   4,090      Du Pont (E.I.) de Nemours &
               Co. ......................     158,937
                                           ----------
                                              538,851
                                           ----------
              Computer Processing
              Hardware (1.4%)
  32,560      Hewlett-Packard Co. .......     506,308
                                           ----------
              Containers/Packaging (1.6%)
  14,850      Temple-Inland, Inc. .......     555,390
                                           ----------
              Contract Drilling (2.1%)
  16,990      ENSCO International
               Inc. .....................     433,415
  15,300      Transocean Inc.*...........     312,885
                                           ----------
                                              746,300
                                           ----------
              Discount Stores (1.9%)
   5,910      Target Corp. ..............     172,927
   9,970      Wal-Mart Stores, Inc. .....     518,739
                                           ----------
                                              691,666
                                           ----------
              Electric Utilities (3.3%)
  16,430      Entergy Corp. .............     791,104
   7,430      Exelon Corp. ..............     374,546
                                           ----------
                                            1,165,650
                                           ----------
              Finance/Rental/Leasing
              (2.0%)
  11,060      Fannie Mae.................     722,771
                                           ----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Financial Conglomerates
              (3.9%)
  30,650      J.P. Morgan Chase & Co. ...  $  726,711
  23,250      Prudential Financial,
               Inc. .....................     680,062
                                           ----------
                                            1,406,773
                                           ----------
              Financial Publishing/
              Services (1.6%)
  29,000      Equifax, Inc. .............     579,710
                                           ----------
              Home Improvement Chains
              (0.5%)
   7,200      Home Depot, Inc. (The).....     175,392
                                           ----------
              Hotels/Resorts/Cruiselines
              (1.9%)
  26,597      Hilton Hotels Corp. .......     308,791
  15,730      Starwood Hotels & Resorts
               Worldwide, Inc. ..........     374,217
                                           ----------
                                              683,008
                                           ----------
              Household/Personal Care
              (3.2%)
  15,610      Kimberly-Clark Corp. ......     709,631
   4,960      Procter & Gamble Co.
               (The).....................     441,688
                                           ----------
                                            1,151,319
                                           ----------
              Industrial Conglomerates
              (2.9%)
   4,190      3M Co. ....................     544,826
  12,810      Ingersoll Rand Co. (Class
               A) (Bermuda)..............     494,338
                                           ----------
                                            1,039,164
                                           ----------
              Integrated Oil (6.4%)
  15,410      ConocoPhillips.............     825,976
  32,890      Exxon Mobil Corp. .........   1,149,505
   8,300      BP PLC (ADR) (United
               Kingdom)..................     320,297
                                           ----------
                                            2,295,778
                                           ----------
              Investment Banks/ Brokers
              (0.9%)
  13,100      Edwards (A.G.), Inc. ......     339,290
                                           ----------

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Major Banks (6.0%)
  17,380      Bank of America Corp. .....  $1,161,679
  23,380      PNC Financial Services
               Group.....................     990,844
                                           ----------
                                            2,152,523
                                           ----------
              Major Telecommunications
              (3.9%)
  58,630      Sprint Corp. (FON Group)...     688,902
  20,300      Verizon Communications
               Inc. .....................     717,605
                                           ----------
                                            1,406,507
                                           ----------
              Managed Health Care (2.3%)
  16,450      Aetna Inc. ................     810,985
                                           ----------
              Media Conglomerates (3.5%)
  50,780      AOL Time Warner Inc.*......     551,471
  40,750      Disney (WALT) Co. .........     693,565
                                           ----------
                                            1,245,036
                                           ----------
              Multi-Line Insurance (1.2%)
  12,690      Safeco Corp. ..............     443,769
                                           ----------
              Oil & Gas Production (3.3%)
  11,640      Anadarko Petroleum Corp....     529,620
  13,790      Burlington Resources,
               Inc. .....................     657,921
                                           ----------
                                            1,187,541
                                           ----------
              Oilfield Services/Equipment
              (2.3%)
21,250..      Schlumberger Ltd. .........     807,713
                                           ----------
              Packaged Software (2.6%)
  38,810      Microsoft Corp. ...........     939,590
                                           ----------
              Pharmaceuticals: Generic
              Drugs (0.6%)
   7,955      Mylan Laboratories,
               Inc. .....................     228,706
                                           ----------
              Pharmaceuticals: Major
              (6.2%)
  56,850      Bristol-Myers Squibb
               Co. ......................   1,201,241
   4,420      Johnson & Johnson..........     255,785
   4,260      Pharmacia Corp. ...........     184,458
  29,660      Schering-Plough Corp. .....     528,838
                                           ----------
                                            2,170,322
                                           ----------

 NUMBER OF
  SHARES                                     VALUE
-----------------------------------------------------
              Precious Metals (1.7%)
  22,480      Newmont Mining Corp. ......  $  587,852
                                           ----------
              Property - Casualty
              Insurers (3.8%)
  15,880      Allstate Corp. (The).......     526,740
  18,590      Chubb Corp. (The)..........     823,909
                                           ----------
                                            1,350,649
                                           ----------
              Railroads (1.9%)
  36,380      Norfolk Southern Corp. ....     675,213
                                           ----------
              Restaurants (1.0%)
  23,560      McDonald's Corp. ..........     340,678
                                           ----------
              Tobacco (0.9%)
10,660..      Altria Group, Inc. ........     319,374
                                           ----------
              Total Common Stocks
              (Cost $28,870,065).........  28,539,421
                                           ----------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Convertible Bonds (6.4%)
              Biotechnology (1.7%)
  $  607      Genzyme Corp. 3.00% due
               05/15/21..................     591,825
                                           ----------
              Medical/Nursing Services
              (1.7%)
     600      Davita Inc. 7.00% due
               05/15/02..................     606,750
                                           ----------
              Oil & Gas Pipelines (1.6%)
   1,529      El Paso Corp. 0.00% due
               02/28/21..................     565,730
                                           ----------

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
-----------------------------------------------------
              Packaged Software (1.4%)
  $  200      Computer Associates Inc.
               5.00% due 03/15/07........  $  210,000
     300      Computer Associates Inc.
               5.00% due
               03/15/07-144A**...........     315,000
                                           ----------
                                              525,000
                                           ----------
              Total Convertible Bonds
              (Cost $2,231,440)..........   2,289,305
                                           ----------
NUMBER OF
SHARES
-----------
              Convertible Preferred Stock (2.0%)
              Electric Utilities
  30,000      Centerpoint Energy Inc.
               (Cost $720,504)...........     696,990
                                           ----------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investments (9.5%)
              Repurchase Agreement
  $3,273      Joint repurchase agreement
               1.345% due 04/01/03 (dated
               03/31/03; proceeds
               $3,273,122) (a)
               (Cost $3,273,000).........   3,273,000
                                           ----------
     144      The Bank of New York 1.25%
               due 04/01/03 (dated
               03/31/03; proceeds
               $143,856) (b)
               (Cost $143,851)...........     143,851
                                           ----------
              Total Short-Term Investments
              (Cost $3,416,851)..........   3,416,851
                                           ----------

Total Investments
(Cost $35,238,860) (c).......    97.8%     34,942,567
Other Assets in Excess of
Liabilities..................     2.2         774,685
                                -----     -----------
Net Assets...................   100.0%    $35,717,252
                                =====     ===========

---------------------------------------------------
   ADR American Depository Receipt.
   *   Non-income producing security.
   **  Resale is restricted to qualified institutional investors.
   (a)  Collateralized by federal agency and U.S. Treasury obligations.
   (b) Collateralized by Federal National Mortgage Assoc. 1.25% due 03/01/33 valued at $146,782.
   (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $704,070 and the aggregate gross unrealized depreciation is $1,000,363, resulting in net unrealized depreciation of $296,293.

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $35,238,860)......  $34,942,567
Cash........................................................       71,130
Receivable for:
    Shares of beneficial interest sold......................    2,693,250
    Dividends...............................................       28,254
    Interest................................................       24,228
    Investment sold.........................................       14,738
Deferred offering costs.....................................       53,412
Receivable from affiliate...................................      161,738
                                                              -----------
    Total Assets............................................   37,989,317
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................    2,012,695
    Shares of beneficial interest redeemed..................       22,466
    Distribution fee........................................       21,754
    Investment management fee...............................       18,487
Accrued expenses............................................      101,869
Offering costs..............................................       94,794
                                                              -----------
    Total Liabilities.......................................    2,272,065
                                                              -----------
    Net Assets..............................................  $35,717,252
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $36,223,424
Net unrealized depreciation.................................     (296,293)
Undistributed net investment income.........................       60,851
Net realized loss...........................................     (270,730)
                                                              -----------
    Net Assets..............................................  $35,717,252
                                                              ===========
Class A Shares:
Net Assets..................................................   $7,807,436
Shares Outstanding (unlimited authorized, $.01 par value)...      784,073
    Net Asset Value Per Share...............................        $9.96
                                                              ===========
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......       $10.51
                                                              ===========
Class B Shares:
Net Assets..................................................  $25,427,095
Shares Outstanding (unlimited authorized, $.01 par value)...    2,559,251
    Net Asset Value Per Share...............................        $9.94
                                                              ===========
Class C Shares:
Net Assets..................................................   $1,681,794
Shares Outstanding (unlimited authorized, $.01 par value)...      169,206
    Net Asset Value Per Share...............................        $9.94
                                                              ===========
Class D Shares:
Net Assets..................................................     $800,927
Shares Outstanding (unlimited authorized, $.01 par value)...       80,391
    Net Asset Value Per Share...............................        $9.96
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the period October 29, 2002* through March 31, 2003
  (unaudited)

Net Investment Income:

Income
Dividends...................................................  $ 156,235
Interest....................................................     32,127
                                                              ---------
    Total Income............................................    188,362
                                                              ---------
Expenses
Distribution fee (Class A shares)...........................      2,027
Distribution fee (Class B shares)...........................     59,608
Distribution fee (Class C shares)...........................      5,875
Investment management fee...................................     57,923
Offering costs..............................................     41,382
Professional fees...........................................     29,718
Transfer agent fees and expenses............................     18,764
Shareholder reports and notices.............................     13,051
Trustees' fees and expenses.................................      5,609
Custodian fees..............................................      3,216
Registration fees...........................................      2,679
Other.......................................................      1,987
                                                              ---------
    Total Expenses..........................................    241,839
Less: amounts waived/reimbursed.............................   (174,329)
                                                              ---------
    Net Expenses............................................     67,510
                                                              ---------
    Net Investment Income...................................    120,852
                                                              ---------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (270,730)
Net unrealized depreciation.................................   (296,293)
                                                              ---------
    Net Loss................................................   (567,023)
                                                              ---------
Net Decrease................................................  $(446,171)
                                                              =========

---------------------

     *   Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE PERIOD
                                                              OCTOBER 29, 2002*
                                                                 THROUGH
                                                               MARCH 31, 2003
                                                              -----------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................     $   120,852
Net realized loss...........................................        (270,730)
Net unrealized depreciation.................................        (296,293)
                                                                 -----------
    Net Decrease............................................        (446,171)
                                                                 -----------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................          (6,885)
Class B shares..............................................         (43,142)
Class C shares..............................................          (4,476)
Class D shares..............................................          (5,498)
                                                                 -----------
    Total Dividends.........................................         (60,001)
                                                                 -----------

Net increase from transactions in shares of beneficial
  interest..................................................      36,123,424
                                                                 -----------

    Net Increase............................................      35,617,252
Net Assets:
Beginning of period.........................................         100,000
                                                                 -----------
End of Period
(Including undistributed net investment income of
  $60,851)..................................................     $35,717,252
                                                                 ===========

---------------------

     *   Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Fundamental Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities. The Fund was organized as a Massachusetts business trust on July 11, 2002 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $94,794 which will be reimbursed by the Fund for the full amount thereof, exclusive of amounts waived. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

For the period ended March 31, 2003 and through December 31, 2003, or until the Fund attains $50 million in net assets, whichever occurs first, the Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees). At March 31, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $706,069 at March 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended March 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $11,651 and $2,621, respectively and received $15,855 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended March 31, 2003 aggregated $36,050,296 and $3,966,185, respectively.

For the period ended March 31, 2003, the Fund incurred brokerage commissions of $447 with Morgan Stanley & Co., Inc. an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $9,900.

Morgan Stanley Fundamental Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE PERIOD
                                                                 OCTOBER 29, 2002*
                                                                      THROUGH
                                                                  MARCH 31, 2003
                                                              -----------------------
                                                                    (unaudited)
                                                               SHARES       AMOUNT
                                                              ---------   -----------
CLASS A SHARES
Sold........................................................  1,141,057   $11,333,808
Reinvestment of dividends...................................        616         6,380
Redeemed....................................................   (360,100)   (3,418,681)
                                                              ---------   -----------
Net increase - Class A......................................    781,573     7,915,127
                                                              ---------   -----------
CLASS B SHARES
Sold........................................................  2,648,702    26,682,365
Reinvestment of dividends...................................      3,585        37,138
Redeemed....................................................    (95,536)     (963,189)
                                                              ---------   -----------
Net increase - Class B......................................  2,556,751    25,756,314
                                                              ---------   -----------
CLASS C SHARES
Sold........................................................    192,994     1,592,970
Reinvestment of dividends...................................        379         3,926
Redeemed....................................................    (26,667)     (273,786)
                                                              ---------   -----------
Net increase - Class C......................................    166,706     1,323,110
                                                              ---------   -----------
CLASS D SHARES
Sold........................................................    117,695     1,535,138
Reinvestment of dividends...................................        485         5,026
Redeemed....................................................    (40,289)     (411,291)
                                                              ---------   -----------
Net increase - Class D......................................     77,891     1,128,873
                                                              ---------   -----------
Net increase in Fund........................................  3,582,921   $36,123,424
                                                              =========   ===========

---------------------
   * Commencement of operations.

Morgan Stanley Fundamental Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                  FOR THE PERIOD OCTOBER 29, 2002*
                                                                       THROUGH MARCH 31, 2003
                                                              ----------------------------------------
                                                              CLASS A   CLASS B      CLASS C   CLASS D
                                                              SHARES    SHARES       SHARES    SHARES
                                                              -------   -------      -------   -------
Selected Per Share Data:

Net asset value, beginning of period........................  $10.00     $10.00      $10.00    $10.00
                                                              ------     ------      ------    ------

Income (loss) from investment operations:
    Net investment income++.................................    0.09       0.06        0.07      0.11
    Net realized and unrealized loss........................   (0.08)     (0.08)      (0.09)    (0.09)
                                                              ------     ------      ------    ------

Total income (loss) from investment operations..............    0.01      (0.02)      (0.02)     0.02
                                                              ------     ------      ------    ------

Less dividends from net investment income...................   (0.05)     (0.04)      (0.04)    (0.06)
                                                              ------     ------      ------    ------

Net asset value, end of period..............................  $ 9.96     $ 9.94      $ 9.94    $ 9.96
                                                              ======     ======      ======    ======

Total Return+(1)............................................    0.11%     (0.20)%     (0.24)%    0.15%

Ratios to Average Net Assets(2)(3)(4):
Expenses....................................................    0.25%      1.00%       1.00%     0.00%

Net investment income.......................................    2.19%      1.44%       1.44%     2.44%

Supplemental Data:
Net assets, end of period, in thousands.....................  $7,807    $25,427      $1,682      $801

Portfolio turnover rate(1)..................................      26%        26%         26%       26%

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been 2.51% and (0.07)%, respectively, for Class A; 3.26% and
         (0.82)%, respectively, for Class B; 3.26% and (0.82)%, respectively, for Class C, and 2.26% and 0.18%, respectively, for Class D.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Fundamental Value Fund

Semiannual Report
March 31, 2003

39938RPT-10816D03-AP-4/03